Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

17.          Supplemental Disclosure of Cash Flow Information

	Year Ended December 31,
	2008	2009	2010
	(in thousands)
Additional cash flow information
Cash paid during the year for interest	$10,355	$10,422	$10,825
Cash paid during the year for income taxes	4,109	4,261	4,750
Noncash investing activity
Fair value of restricted stock units assumed in connection with acquisition	$—	$—	$2,275